Inventories (Tables)	6 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	As of September 30,	As of March 31,
	2022	2022
Raw materials	$487,435	$786,082
Work in process	-	-
Finished goods	1,139,525	603,479
Total	$1,626,960	$1,389,561